SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                                  March 31, 2000

Check here if Amendment ;  Amendment Number:
           This Amendment (Check only      is a restatement.
                               one.):
                                           adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:           Monument Advisors,Ltd.
           --------------------------------------------------
Address:        7920 Norfolk Avenue, Suite 500
           --------------------------------------------------
                Bethesda, Maryland 20853
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
28-
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter L. Smith
           ---------------------------------------------
Title:          Senior Vice President Compliance
           ---------------------------------------------
Phone:          (301) 215-7550
           ---------------------------------------------

Signature, Place, and Date of
Signing:

        /s/ Peter L. Smith              Bethesda, Maryland      5/15/2000
      ---------------------------   ----------------------   ---------
             [Signature]              [City, State]           [Date]

Report type (Check only one.):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      13F NOTICE.     (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager (s).)

      13F COMBINATION REPORT.   (Check here is a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

      28-
           -------------         -------------------------------------
      [Repeat as necessary.]


                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included
Managers:                                       0
                                      ------------------

Form 13F Information Table Entry
Total:
                                      ------------------

Form 13F Information Table Value      $
Total:                                  261,793
                                      ------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

    No.        Form 13F File Number      Name

                28-
      -------       -------------          ---------------------------

      [Repeat as necessary.]



                                       Form 13F INFORMATIONAL TABLE


NAME                 TITLE    CUSIP   VALUE   SHRS   SH/   INVESTMENT  VOTING
                                                           DISCRETION  AUTHORITY
OF ISSUER            OF CLASS              (x$1000) AMT                SOLE

24/7 MEDIA INC          COM  901314104   3496    87000SH    Defined    Sole
A E S  Corporation      COM  00130H105           8100 SH    Defined    Sole
ABBOT LABS              COM  002824100   355     10000SH    Defined    Sole
ADAPTIVE  BROADBAND     COM  00650M104   314     3000SH     Defined    Sole
ADC  TELECOM            COM  000886101   581     12000SH    Defined    Sole
AFFYMETRIX  INC         COM  00826T108   930     7025SH     Defined    Sole
AGILIENT TECHNOLOGIES   COM  08464U101   860     8190SH     Defined    Sole
ALCATEL                 ADR  016714107   2454    56600SH    Defined    Sole
ALEXION PHARMACEUTICAL  COM  015351109   385     8000SH     Defined    Sole
ALKERMES INC            COM  01642T108   361     4040SH     Defined    Sole
ALLAIRE CORP            COM  016714107   3811    55160SH    Defined    Sole
ALPHA INDS INC          COM  020753109   312     3000SH     Defined    Sole
AMAZON.COM  INC         COM  023135106   1330    20000SH    Defined    Sole
AMERICA ONLINE          COM  02364J104   7405    113990SH   Defined    Sole
AMGEN INC               COM  031162100   1308    21685SH    Defined    Sole
Anadigics,  Inc.        COM  032515108           52790 SH    Defined   Sole
ANITGENICS  CORP        COM  037032109   197     6100SH     Defined    Sole
Aradigm  Corp.          COM  038505103           5225 SH    Defined    Sole
ARIBA INC               COM  04033V104   5386    24580SH    Defined     Sole
ARQULE INC              COM  04269E107   148     10230SH    Defined    Sole
ASPECT  MEDICAL  SYSTEM COM   045235108   559    15115SH    Defined    Sole
ASTRAZENECA  PLC        ADR  046353108   394     9650SH     Defined    Sole
AT&T                    COM  001957109   556     9635SH     Defined    Sole
AVANEX  CORP            COM  05348W109   394     2700SH     Defined    Sole
AVENTIS                 ADR  053561106   660     12730SH    Defined    Sole
AWARE INC               COM  05453N100   1738    42525SH    Defined    Sole
Baxter
  International, Inc.   COM  071813109           44700 SH   Defined    Sole
Bell Atlantic           COM  077853109           226 SH     Defined    Sole
BIOCHEM  PHARMA INC     COM  09058T108   359     17000SH    Defined    Sole
BIOGEN                  COM  090597105   1140    16160SH    Defined    Sole
BIOMARIN  PHARMACEUTICAL COM 09061G101   719     25580SH    Defined    Sole
BROADCOM CORP           CL A 111320107   4641    22400SH    Defined    Sole
BROADVISION             COM  111412102   5788    114205SH    Defined   Sole
BROADWING INC           COM  111620100   538     16000SH    Defined    Sole
BROOKTROUT INC          COM  114580103   376     14000SH    Defined    Sole
CAIS INTERNET           COM  12476Q102   3996    161250SH   Defined    Sole
Cannon, Inc. Adr        ADR  138006309           22500 SH   Defined    Sole
Capital One
  Financial  Corp       COM  14040H105           14300 SH   Defined    Sole
CARRIER  ACCESS CORP    COM  144460102   405     8000SH     Defined    Sole
CELGENE CORP            COM  151020104   354     4050SH     Defined    Sole
Cendant  Corporation    COM  151313103           3150 SH    Defined    Sole
CHARTER  COMM           CL A 16117M107   424     28000SH    Defined    Sole
CHECK FREE HOLDINGS     COM 126816102 3371 54750SH Defined Sole
CHINA TELECOM           ADR 169428109 446 2620SH  Defined Sole
CHIRON CORP             COM  170040109  928 22140SH  Defined Sole
CIENA CORP              COM  171779101  349 2700SH  Defined  Sole
Circuit  City
  Stores,  Inc.         COM 172737108 49800 SH Defined Sole
CISCO SYSTEMS           COM 17275R102 7216 97343SH Defined Sole
Citigroup  Inc.         COM  172967101  2003340 SH Defined  Sole
CLARENT CORP            COM 180461105 3718 40500SH  Defined Sole
CMG INFO SYSTEMS        COM 125750109 6553 59585SH Defined Sole
Coca Cola Company       COM  191216100  801700 SH Defined Sole
COM 21 INC              COM  205937105  375 7700SH  Defined  Sole
COMMERCE ONE INC        COM  200693109  4585 26690SH Defined Sole
COMMTOUCH  SOFTWARE     ORD M25596103 3012 69800SH Defined Sole
Compaq  Computer
  Corporation           COM  204493100  16600 SH  Defined  Sole
Computer Associates
  Internat              COM  204912109 1171980 SH Defined Sole
Computer Sciences       COM 205363104 16200 SH Defined Sole
COPPER MOUNTAIN NETWORK COM 217510106 376 4700SH Defined Sole
COR THERAPEUTICS INC    COM 217753102 905 13610SH Defined Sole
COULTER PHARMACEUTICAL  COM 222116105 660 20000SH Defined Sole
COVAD  COMMUNICATIONS   COM 222814204  1716 26000SH  Defined Sole
Dell  Computer
  Corporation           COM 247025109 981820 SH Defined Sole
DIGIMARC CORP           COM  253807101  2637 61785SH  Defined Sole
DIGITAL  ISLAND         COM  25385N101  3791  63075SH  Defined  Sole
DOUBLE  CLICK           COM 258609304 6991 72630SH Defined Sole
Duke Energy
  Corporation           COM 264399106 42800 SH Defined Sole
EBAY INC                COM 278642103 3261 15875SH Defined Sole
ECI TELECOM LTD         ORD  268258100  342 11000SH  Defined  Sole
ELAN CORP               ADR  284131208  632 13525SH Defined Sole
ELI LILLY               COM  532457108  488 8000SH  Defined Sole
ENTRUST TECH INC        COM 293848107 6453 76140SH  Defined Sole
Equifax,  Inc.          COM 294429105  512000 SH Defined Sole
EXODUS  COMMUNICATION   COM 302088109 245 1700SH  Defined Sole
Exxon Mobil
  Corporation           COM  30231G102  10132 SH Defined Sole
Ford Motor Company      COM 345370100 9200 SH Defined Sole
Gadzooks
  Networks,  Inc.       COM 362553109 3978280 SH Defined  Sole
GELTEX  PHARMACEUTICAL  COM  368538104  425 26340SH  Defined  Sole
General Electric
  Company               COM 369604103  4803085 SH Defined Sole
GENETECH INC            COM 368710406 449 3000SH Defined Sole
GENZYME CORP            COM 372917104 825 17120SH Defined Sole
GENZYME  TRANSGENICS    COM 37246E105 164 10170SH Defined Sole
GILEAD SCIENCES INC.    COM 375558103  447 7565SH  Defined Sole
GLAXO WELCOME ADR       ADR 37733W105 291 5300SH Defined Sole
GLOBIX CORP             COM 37957F101  2086 52800SH  Defined Sole
Go.Com                  COM  254687205  22610945 SH Defined Sole
GUIDANT CORP            COM  401698105 590 10610SH Defined Sole
HEATHON CORP            COM  422209106  1699  66685SH  Defined Sole
HELLENIC TELECOM        ADR  423325307  409 30000SH  Defined Sole
Hitachi Ltd Adr         ADR  433578507 74605 SH Defined Sole
Honda Motor Co.,  Ltd.  AMER S 438128308  43530 SH Defined Sole
Hsbc Holdings  Inc. Adr ADR  404280406  931525 SH Defined Sole
HUMAN GENOME SCIENCES   COM 444903108  1322 10760SH  Defined Sole
IBASIS INC              COM 450732102 3029 68895SH Defined Sole
IDEC  PHARMACEUTICALS   COM 449370105 330 3800SH Defined Sole
IGEN INTERNATIONAL INC  COM 449536101 726 30000SH Defined Sole
IMMUNEX CORP            COM 452528102  672 12105SH  Defined Sole
INCYTE  PHARMACEUTICAL  COM  45337C102  438 5500SH  Defined Sole
INFOSPACE               COM 45678T102  4818 36780SH  Defined Sole
INHALE THERAPEUTIC      COM 457191104 1199 16875SH  Defined Sole
INKTOMI CORP            COM 457277101 7009 39015SH  Defined Sole
INTEL CORP              COM  458140100  7140 55891SH  Defined Sole
International
  Business Machi        COM  459200101 59495 SH Defined Sole
International
  Flavor  &  Fragr      COM  459506101  21600  SH  Defined  Sole
INTERNET.COM  CORP      COM 46059F109  1262 30400SH  Defined Sole
INTERWOVEN  INC         COM  46114T102 340 3000SH Defined Sole
Intuit Inc.             COM 461202103  641170 SH Defined Sole
INVITROGEN  CORP        COM  46185R100  496  10100SH  Defined  Sole
KMET CORP               COM  488360108  469 7000SH Defined Sole
LIGAND PHARMACEUTICAL   CL B 53220K207 600 39000SH Defined Sole
LORAL SPACE COMM        COM  G56462107  306  30000SH  Defined  Sole
LUCENT  TECHNOLOGIES    COM 549463107 415 6780SH  Defined Sole
MACROMEDIA  INC         COM  556100105  2475 31185SH Defined Sole
MARCHFIRST  INC         COM 566244109  2060 58630SH  Defined Sole
Marriott
  International,  Inc.  CL A 571903202 762400 SH Defined Sole
Mcdonalds  Corporation  COM  580135101  390 SH Defined Sole
MCI WORLDCOM INC        COM  55268B106  835 19460SH Defined Sole
Medical Manager         COM 58461U103 13380 SH Defined Sole
MEDICAL MANAGER         COM  584610103  273 7000SH  Defined Sole
MEDIMMUNE INC           COM 584699102 880 5440SH Defined Sole
MEDTRONIC INC           COM 585055106 829 16250SH Defined Sole
MERCK & CO              COM 589331107 553 8660SH  Defined Sole
METALINK LTD            ORD M69897102 360 9500SH Defined Sole
METROCALL               COM 591647102  1688185000SH  Defined Sole
MGC  COMMUNICATIONS     COM 552763302 448 7000SH Defined Sole
MICROMUSE INC           COM 595094103 331 2500SH Defined Sole
MICROSFT  CORP          COM  594918104  4035  38839SH   Defined  Sole
MILLENNIUM
  PHARMACEUTICAL        COM 599902103 670 5525SH Defined Sole
MOTOROLA INC            COM 620076109 633 4401SH  Defined Sole
Nbc Internet Inc.       CL A 62873D105  26600 SH Defined Sole
Net2000  Communications COM 64122G103 18750 SH Defined Sole
NETCENTIVES INC         COM 64108P101 1812 60400SH Defined Sole
NETWORK SOLUTIONS       COM 64121Q102 2310 14000SH Defined Sole
NOKIA                   ADR 654902204  1052 17200SH  Defined Sole
NORTEL  NETWORK         COM 656569100 7827 63515SH  Defined Sole
ONEMAIN.COM  INC        COM 68267P109 148 12000SH Defined Sole
Oracle  Corporation     COM 68389X105 22990 SH Defined Sole
ORTEL CORP              COM  68749W102 171 900SH  Defined Sole
PACIFIC  INTERNET LTD   ORD Y66183107  1175 30997SH  Defined Sole
PARADYNE  CORP          COM  69911G107 348 12500SH  Defined Sole
PE CORP                 COM 693325102 652 8000SH Defined Sole
Peoplesoft              COM 712713106  1236155 SH Defined Sole
PFIZER INC              COM 717081103 714 19530SH Defined Sole
PHARMACOPEIA INC        COM 71713B104 485 10435SH  Defined Sole
PHONE.COM INC           COM 71920Q100 6715 45700SH Defined Sole
PILOT  NETWORK SERVICES COM  721596104  2127 70900SH  Defined Sole
Pinnacle  Systems, Inc. COM  723481107  1073210 SH Defined Sole
PMC SIERRA              COM 69344F106  277 1600SH  Defined Sole
POWERWAVE TECHNOLOGIES  COM  739363109 337 2200SH Defined Sole
PRIMUS  TELECOM CORP    COM 741929103 487 11000SH  Defined Sole
Procter &
  Gamble Company        COM 742718109  1452554 SH Defined Sole
PROXICOM INC            COM 744282104 1997 45200SH  Defined Sole
PSI NET                 COM 74437C101 2764 82150SH  Defined Sole
QLT  PHOTOTHERAPEUTIC   COM 746927102 921 18325SH  Defined Sole
QUALCOMM INC            COM 747525103 428 2925SH Defined Sole
Quintiles               COM 748767100  191110 SH Defined Sole
QWEST                   COM 749121109 387 8040SH Defined Sole
REAL NETWORKS INC       COM 75605L104 4275 72315SH  Defined Sole
Rhone  Poulenc D
Sponsored  Adr          ADR  762426609  6303 SH Defined Sole
RHYTHMS  NETCONNECTION  COM 762430205 325 11000SH  Defined Sole
S 1 CORP                COM 78463B101 4895 57625SH Defined Sole
Sandisk Corp.           COM 80004C101  107875 SH Defined  Sole
SBC  COMMUNICATIONS     COM  78387G103  748 20000SH  Defined  Sole
SCHERING PLOUGH         COM 806605101 564 15135SH  Defined Sole
SCIENTIFIC  ATLANTA     COM 808655104 444 7000SH Defined Sole
SEPRACOR INC            COM 817315104 894 12985SH Defined Sole
SOMERA  COMMUNICATIONS  COM 834458101 329 27000SH Defined Sole
Sony Corp Adr           ADR 835699307  3611290 SH Defined Sole
ST JUDE MED INC         COM 790849103 277 10800SH Defined  Sole
Starbucks  Corp.        COM  855244109  1322950  SH  Defined  Sole
SUN MICROSYSTEMS        COM 866810104 7935 85115SH Defined Sole
SUPERGEN INC            COM 868059106 600 14115SH  Defined Sole
TELEFONOS DE MEXICO     ADR 879403400 274 4000SH  Defined Sole
TELIGENT  INC           CL A  87959Y103  432 5880SH  Defined  Sole
TELLABS  INC            COM 879664100 506 9500SH Defined Sole
The Charles Schwab Corp.COM 808513105 1332330 SH Defined Sole
The Walt Disney Company COM  254687106  1232980 SH Defined Sole
Thousand Trails Inc Com COM  885502104  1200 SH Defined Sole
UNIPHASE CORP           COM 909214108 407 3500SH Defined Sole
US INTERNETWORKING      COM 917311805  3909107644SH Defined  Sole
US WEST INC             COM  912734101  473 6500SH  Defined Sole
VERIO INC               COM 923433106  1740 39000SH  Defined Sole
VERISIGN INC            COM  92343E102  2497 16450SH Defined  Sole
VERTEX  PHARMACEUTICAL  COM  92532F100  676 14080SH  Defined  Sole
VERTICALNET  INC        COM  92532L107  4827  32175SH  Defined  Sole
Vicor  Corp.            COM 925815102 7400 SH Defined Sole
VIGNETTE CORP           COM 926734104 4862 27525SH  Defined Sole
VISUAL NETWORKS         COM 928444108 468 8500SH Defined Sole
VOCALTEC COMM LTD       ORD M97601104  3688117795SH Defined Sole
VODAPHONE AIRTOUCH      ADR 92857T107 413 8500SH Defined  Sole
Wal-Mart Stores, Inc.   COM  931142103  631115 SH  Defined  Sole
Warner-Lambert Company  COM 934488107 20200 SH Defined Sole
WESTERN WIRELESS        CL A 95988E204  497 12000SH  Defined Sole
WILLIAMS  COMMUNICATION CL A 969455104 463 9500SH  Defined  Sole
Wind River  System      COM  973149107  681875 SH Defined  Sole
WINSTAR  COMMUNICATIONS COM 975515107 2864 48750SH Defined Sole
Wisconsin Energy
  Corporation           COM  976657106  0.063 SH Defined Sole
X CEED INC              COM  98388N105  2229 83700SH Defined Sole
Yahoo!  Inc.            COM 984332106  5122990 SH Defined Sole
YAHOO!!                 COM 984332106 6038 35590SH Defined Sole